Document and Entity Information	0 Months Ended
May 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2013
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Sep. 26, 2013
Document Effective Date	Sep. 27, 2013
Prospectus Date	Sep. 27, 2013
Institutional and Retail Class Prospectus | M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund | M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund - Institutional Class Shares
Risk/Return:
Trading Symbol	MDSIX
Institutional and Retail Class Prospectus | M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund | M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund - Retail Class Shares
Risk/Return:
Trading Symbol	MDSHX
Treasurer Class Shares Prospectus | M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund | M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund - StoneCastle Treasurer Class Shares
Risk/Return:
Trading Symbol	SCNYX